CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of Cash, Cash Equivalents and Restricted Cash

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash and cash equivalents	157,600	118,821	157,399
Restricted cash	—	824	1,823
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	157,600	119,645	159,222